Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		$ 425,630
Depreciation		169,505	$ 132,112
Ending balance		536,748	425,630
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		882,531	784,631
Other additions		208,028	155,218
Additions through business combinations		116,837	30,994
Derecognition	[1]	(108,560)	(102,921)
Effect of movements in exchange rates		(60,490)	14,609
Ending balance		1,038,346	882,531
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		456,901	402,991
Depreciation		169,505	132,112
Derecognition	[1]	(92,830)	(85,768)
Effect of movements in exchange rates		(31,978)	7,566
Ending balance		501,598	456,901
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		257,844
Ending balance		339,824	257,844
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		588,359	528,791
Other additions		116,440	74,580
Additions through business combinations		75,086	15,033
Derecognition	[1]	(41,580)	(39,674)
Effect of movements in exchange rates		(37,320)	9,629
Ending balance		700,985	588,359
Land and Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		330,515	286,256
Depreciation		82,112	66,877
Derecognition	[1]	(29,960)	(28,074)
Effect of movements in exchange rates		(21,506)	5,456
Ending balance		361,161	330,515
Rolling Stock
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		165,681
Ending balance		194,225	165,681
Rolling Stock | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		290,358	252,043
Other additions		90,876	79,690
Additions through business combinations		40,297	15,961
Derecognition	[1]	(66,563)	(62,276)
Effect of movements in exchange rates		(23,076)	4,940
Ending balance		331,892	290,358
Rolling Stock | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		124,677	114,971
Depreciation		85,897	64,340
Derecognition	[1]	(62,520)	(56,723)
Effect of movements in exchange rates		(10,387)	2,089
Ending balance		137,667	124,677
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2,105
Ending balance		2,699	2,105
Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		3,814	3,797
Other additions		712	948
Additions through business combinations		1,454	0
Derecognition	[1]	(417)	(971)
Effect of movements in exchange rates		(94)	40
Ending balance		5,469	3,814
Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,709	1,764
Depreciation		1,496	895
Derecognition	[1]	(350)	(971)
Effect of movements in exchange rates		(85)	21
Ending balance		$ 2,770	$ 1,709

[1]	* Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.